UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21504
Advent/Claymore Enhanced Growth & Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: May 1, 2014 – July 31, 2014

Item 1.   Schedule of Investments.
Attached hereto.

LCM Advent/Claymore Enhanced Growth & Income Fund
Portfolio of Investments
July 31, 2014 (unaudited)

Principal					Optional Call
Amount~	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 129.3%
	Convertible Bonds - 65.1%
	Airlines - 0.9%
EUR 800,000	International Consolidated Airlines Group SA (Spain) (c)	NR	1.750%	05/31/2018	N/A	$ 1,315,629

	Auto Manufacturers - 2.7%
1,179,000	Navistar International Corp.(a)(c)	CCC-	4.500%	10/15/2018	N/A	1,206,264
1,500,000	Tesla Motors, Inc. (c) (h)	B-	1.250%	03/01/2021	N/A	1,409,063
EUR 1,000,000	Volkswagen International Finance NV, Series REGS (Germany) (c)	BBB	5.500%	11/09/2015	N/A	1,457,122
						4,072,449

	Auto Parts & Equipment - 1.1%
1,015,000	Meritor, Inc. (c) (h)	B-	7.875%	03/01/2026	12/01/20 @ 100	1,612,581

	Banks - 1.3%
EUR 700,000	CaixaBank SA, Series REPS (Spain) (c)	NR	4.500%	11/22/2016	N/A	966,103
700,000	CAJA de Ahorros y Pensiones de Barcelona, Series CABK (Spain)(c)	NR	1.000%	11/25/2017	N/A	1,054,612
						2,020,715

	Biotechnology - 7.6%
2,000,000	BioMarin Pharmaceutical, Inc. (c) (h)	NR	1.500%	10/15/2020	N/A	2,111,250
2,749,000	Cubist Pharmaceuticals, Inc.(a) (c) (h)	NR	1.125%	09/01/2018	N/A	2,958,611
756,000	Exelixis, Inc. (c) (h)	NR	4.250%	08/15/2019	N/A	711,585
810,000	Incyte Corp. Ltd. (a) (c)	NR	0.375%	11/15/2018	N/A	978,581
500,000	InterMune, Inc. (c) (h)	NR	2.500%	12/15/2017	N/A	1,713,438
700,000	Isis Pharmaceuticals, Inc. (c)	NR	2.750%	10/01/2019	N/A	1,410,500
1,165,000	Medivation, Inc. (c) (h)	NR	2.625%	04/01/2017	N/A	1,799,925
						11,683,890

	Diversified Financial Services - 1.4%
EUR 1,500,000	Magyar Nemzeti Vagyonkezelo Zrt, Series RICH (Hungary) (c)	Ba1	3.375%	04/02/2019	N/A	2,119,593

	Electrical Components & Equipment - 1.6%
JPY 200,000,000	Nidec Corp. (Japan)(b)	NR	0.000%	09/18/2015	N/A	2,509,457

	Electronics - 0.9%
1,430,000	Fluidigm Corp.(c)	NR	2.750%	02/01/2034	02/06/21 @ 100	1,332,581

	Gas - 1.3%
750,000	ENN Energy Holdings Ltd. (Cayman Islands) (b)	NR	0.000%	02/26/2018	N/A	928,125
HKD 8,000,000	Shine Power International Ltd. (British Virgin Islands) (b)	NR	0.000%	07/28/2019	N/A	1,016,768
						1,944,893

	Hand & Machine Tools - 0.7%
JPY 90,000,000	OSG Corp. (Japan) (b)	NR	0.000%	04/04/2022	N/A	1,089,391

	Health Care Products - 3.2%
1,683,000	HeartWare International, Inc. (c) (h)	NR	3.500%	12/15/2017	N/A	1,934,398
1,068,000	Volcano Corp. (c) (h)	NR	1.750%	12/01/2017	N/A	1,013,933
1,408,000	Wright Medical Group, Inc. (c) (h)	NR	2.000%	08/15/2017	N/A	1,919,280
						4,867,611

	Healthcare-Products - 1.4%
2,000,000	Insulet Corp.(c)	NR	2.000%	06/15/2019	06/20/18 @ 100	2,108,750

	Healthcare-Services - 0.8%
1,000,000	HealthSouth Corp. (c) (h)	B	2.000%	12/01/2043	12/01/18 @ 100	1,142,500

	Home Furnishings - 1.8%
JPY 100,000,000	Sony Corp. (Japan) (b)	NR	0.000%	11/30/2017	N/A	1,803,861
EUR 600,000	Steinhoff Finance Holding GmbH, Series SHF (South Africa) (c)	NR	4.000%	01/30/2021	N/A	965,367
						2,769,228

	Household Products & Housewares - 1.1%
1,740,000	Jarden Corp. (a) (c) (h)	BB-	1.125%	03/15/2034	N/A	1,726,950

	Internet - 5.1%
1,567,000	Ctrip.com International Ltd. (Cayman Islands) (a) (c) (h)	NR	1.250%	10/15/2018	N/A	1,720,762
2,600,000	Priceline Group, Inc. (c) (h)	BBB	0.350%	06/15/2020	N/A	3,133,000
1,204,000	SINA Corp. (Cayman Islands) (a) (c) (h)	NR	1.000%	12/01/2018	N/A	1,112,947
820,000	Vipshop Holdings Ltd. (Cayman Islands) (c)	NR	1.500%	03/15/2019	N/A	1,031,150
877,000	Yandex NV (Netherlands) (a) (c) (h)	NR	1.125%	12/15/2018	N/A	794,233
						7,792,092

	Lodging - 1.0%
1,025,000	MGM Resorts International (c) (h)	B+	4.250%	04/15/2015	N/A	1,524,047

	Machinery-Diversified - 2.6%
1,000,000	Chart Industries, Inc. (c) (h)	BB-	2.000%	08/01/2018	N/A	1,315,000
JPY 200,000,000	Ebara Corp., Series 6 (Japan) (b)	NR	0.000%	03/19/2018	N/A	2,722,808
						4,037,808

	Media - 1.4%
1,028,000	Liberty Interactive, LLC (c) (h)	BB	0.750%	03/30/2043	04/05/23 @ 100	1,436,630
654,000	Liberty Interactive, LLC (a) (c) (h)	BB	1.000%	09/30/2043	10/05/16 @ 100	671,167
						2,107,797

	Mining - 0.6%
800,000	Glencore Finance Europe SA (Luxembourg) (c)	BBB	5.000%	12/31/2014	N/A	933,600

	Miscellaneous Manufacturing - 1.9%
JPY 155,000,000	Nikkiso Co. Ltd. (Japan) (b)	NR	0.000%	08/02/2018	N/A	1,583,763
700,000	Trinity Industries, Inc. (c) (h)	BB+	3.875%	06/01/2036	06/01/18 @ 100	1,296,312
						2,880,075

	Oil & Gas - 0.7%
1,150,000	Cobalt International Energy, Inc. (c) (h)	CCC-	2.625%	12/01/2019	N/A	1,023,500

	Oil & Gas Services - 0.9%
1,213,000	Hornbeck Offshore Services, Inc.(c) (h)	BB-	1.500%	09/01/2019	N/A	1,412,387

	Pharmaceuticals - 1.5%
1,000,000	Array BioPharma, Inc.(c)	NR	3.000%	06/01/2020	N/A	941,250
303,000	Herbalife Ltd. (Cayman Islands)(a) (c) (e) (h)	NR	2.000%	08/15/2019	N/A	248,462
1,187,000	Orexigen Therapeutics, Inc. (a) (c)	NR	2.750%	12/01/2020	N/A	1,144,713
						2,334,425

	Real Estate - 1.1%
1,626,000	Forest City Enterprises, Inc. (c) (h)	NR	3.625%	08/15/2020	08/15/18 @ 100	1,698,154

	Real Estate Investment Trusts - 0.8%
EUR 800,000	Beni Stabili SpA (Italy) (c)	NR	3.375%	01/17/2018	N/A	1,239,791

	Semiconductors - 3.9%
HKD 12,000,000	ASM Pacific Technology Ltd. (Cayman Islands) (c)	NR	2.000%	03/28/2019	N/A	1,664,505
1,500,000	Micron Technology, Inc., Series G (c) (h)	BB	3.000%	11/15/2043	11/20/18 @ 83	1,849,688
1,021,000	ON Semiconductor Corp., Series B (c) (h)	BB+	2.625%	12/15/2026	12/20/16 @ 100	1,163,940
1,334,000	SunEdison, Inc.(a) (c)	NR	0.250%	01/15/2020	N/A	1,346,506
						6,024,639

	Software - 7.2%
1,506,000	Akamai Technologies, Inc.(a) (b) (h)	NR	0.000%	02/15/2019	N/A	1,528,597
1,124,000	Allscripts Healthcare Solutions, Inc.(a) (h)	NR	1.250%	07/01/2020	N/A	1,282,765
2,000,000	Citrix Systems, Inc.(a) (c) (h)	BBB	0.500%	04/15/2019	N/A	2,178,750
1,643,000	Cornerstone OnDemand, Inc. (c) (h)	NR	1.500%	07/01/2018	N/A	1,792,924
HKD 8,000,000	Kingsoft Corp. Ltd. (Cayman Islands) (c)	NR	1.250%	04/11/2019	N/A	980,845
1,029,000	ServiceNow, Inc.(a) (b) (h)	NR	0.000%	11/01/2018	N/A	1,110,034
1,750,000	Workday, Inc. (c) (h)	NR	0.750%	07/15/2018	N/A	2,162,344
						11,036,259

	Telecommunications - 8.6%
EUR 237,626	Alcatel-Lucent, Series ALU (France) (c)	CCC+	4.250%	07/01/2018	N/A	980,538
1,000,000	Ciena Corp.(a) (c) (h)	NR	4.000%	03/15/2015	N/A	1,119,375
2,249,000	Ciena Corp. (c) (h)	B	0.875%	06/15/2017	N/A	2,239,161
3,606,000	Clearwire Communications, LLC / Clearwire Finance, Inc. (a) (c) (h)	Ba1	8.250%	12/01/2040	12/01/17 @ 100	4,173,945
EUR 1,000,000	Nokia OYJ, Series REGS (Finland) (c)	BB	5.000%	10/26/2017	N/A	3,336,438
800,000	Telecom Italia Finance SA, Series REGS (Italy) (c)	B+	6.125%	11/15/2016	N/A	1,256,917
						13,106,374

	Total Convertible Bonds - 65.1%
	(Cost $97,545,779)					99,467,166

	Corporate Bonds - 15.5%
	Aerospace & Defense - 1.3%
1,854,000	Kratos Defense & Security Solutions, Inc.(a) (c) (h)	B	7.000%	05/15/2019	05/15/16 @ 105	1,923,525

	Banks - 1.8%
400,000	Credit Agricole SA (France) (a) (c) (d)	BB+	7.875%	01/29/2049	01/23/24 @ 100	425,400
2,312,000	Synovus Financial Corp. (c) (h)	B+	5.125%	06/15/2017	N/A	2,381,360
						2,806,760

	Building Materials - 1.7%
2,424,000	Cemex SAB de CV (Mexico) (a) (d) (h)	B+	4.984%	10/15/2018	N/A	2,594,892

	Chemicals - 0.4%
EUR 412,000	Novacap International SAS (France) (a) (d)	B	5.209%	05/01/2019	05/01/15 @ 101	563,659

	Commercial Services - 0.8%
1,140,000	Prospect Medical Holdings, Inc. (a) (c) (h)	B-	8.375%	05/01/2019	05/01/15 @ 106	1,239,750

	Food - 0.5%
738,000	Simmons Foods, Inc. (a) (c)	CCC	10.500%	11/01/2017	11/01/14 @ 105	788,738

	Media - 2.5%
3,687,000	Clear Channel Communications, Inc.(c)	CCC+	9.000%	12/15/2019	07/15/15 @ 105	3,797,610

	Miscellaneous Manufacturing - 1.6%
1,480,000	Bombardier, Inc. (Canada) (a) (c)	BB-	4.750%	04/15/2019	N/A	1,435,600
923,000	LSB Industries, Inc.(c) (h)	B+	7.750%	08/01/2019	08/01/16 @ 104	994,533
						2,430,133

	Oil & Gas - 1.6%
500,000	Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.(c) (h)	CCC+	9.625%	10/15/2018	10/15/15 @ 102	525,000
1,842,000	Halcon Resources Corp. (c)	CCC+	8.875%	05/15/2021	11/15/16 @ 104	1,920,285
						2,445,285

	Oil & Gas Services - 0.3%
442,000	McDermott International, Inc. (Panama) (a) (c)	BB	8.000%	05/01/2021	05/01/17 @ 104	453,050

	Private Equity - 1.1%
EUR 1,000,000	Emma Delta Finance (Cyprus)(a) (c)	NR	12.000%	10/15/2017	N/A	1,685,880

	Software - 1.9%
2,494,000	First Data Corp.(c) (h)	CCC+	11.750%	08/15/2021	05/15/16 @ 109	2,924,215

	Total Corporate Bonds - 15.5%
	(Cost $23,486,419)					23,653,497

Number of
Shares	Description					Value
	Convertible Preferred Stocks - 11.4%
	Electric - 2.2%
14,250	Dominion Resources, Inc. (c)	BBB	6.375%	-		722,475
23,350	Exelon Corp.(c)	BBB-	6.500%	-		1,146,018
25,450	NextEra Energy, Inc. (c) (h)	BBB	5.889%	-		1,532,599
						3,401,092

	Food - 1.5%
12,600	Post Holdings, Inc.(c)	NR	5.250%	-		1,234,540
21,500	Tyson Foods, Inc.(c)	NR	4.750%	-		1,051,142
						2,285,682

	Gas - 0.6%
15,100	Laclede Group, Inc.(c)	NR	6.750%	-		816,910

	Hand & Machine Tools - 1.4%
16,320	Stanley Black & Decker, Inc. (c) (h)	Baa3	4.750%	11/17/2015		2,140,368

	Insurance - 1.2%
62,207	MetLife, Inc. (c) (h)	BBB-	5.000%	10/8/2014		1,882,384

	Oil & Gas - 3.2%
3,132	Chesapeake Energy Corp.(a) (c) (f) (h)	B+	5.750%	-		3,738,825
12,000	Penn Virginia Corp., Series B (a) (c)	NR	6.000%	-		1,201,944
						4,940,769

	Real Estate Investment Trusts - 1.3%
17,200	American Tower Corp., Series A (c) (h)	NR	5.250%	-		1,898,020

	Total Convertible Preferred Stocks - 11.4%
	(Cost $17,344,203)					17,365,225

	Common Stocks - 35.2%
	Advertising - 1.1%
35,000	Lamar Advertising Co., Class A (h)					1,755,250

	Aerospace & Defense - 1.8%
10,000	L-3 Communications Holdings, Inc.					1,049,600
10,000	Lockheed Martin Corp. (g) (h)					1,669,700
						2,719,300

	Airlines - 0.9%
36,984	Delta Air Lines, Inc.					1,385,421

	Auto Manufacturers - 2.6%
71,589	Ford Motor Co.					1,218,445
80,000	General Motors Co. (h)					2,705,600
						3,924,045

	Auto Parts & Equipment - 0.8%
65,000	American Axle & Manufacturing Holdings, Inc.					1,195,350

	Banks - 2.8%
30,000	Citigroup, Inc. (h)					1,467,300
350,000	Intesa Sanpaolo SpA (Italy)					1,044,309
41,500	Sumitomo Mitsui Financial Group, Inc. (Japan)					1,719,162
						4,230,771

	Biotechnology - 1.8%
100,000	Agenus, Inc.					330,000
145,000	Coronado Biosciences, Inc. (h)					226,200
10,000	InterMune, Inc.					438,700
20,000	Vertex Pharmaceuticals, Inc.					1,778,200
						2,773,100

	Commercial Services - 0.3%
25,800	Park24 Co. Ltd. (Japan)					477,188

	Diversified Financial Services - 0.8%
45,000	Azimut Holding SpA (Italy)					1,163,257

	Electric - 1.1%
29,400	Consolidated Edison, Inc. (h)					1,649,046

	Electronics - 0.6%
32,000	Fluidigm Corp.(c)					916,160

	Health Care Services - 0.9%
20,000	LifePoint Hospitals, Inc.					1,434,400

	Internet - 1.6%
4,000	Amazon.com, Inc.(h)					1,251,960
2,000	Google, Inc., Class A					1,159,100
						2,411,060

	Lodging - 1.5%
11,000	Wynn Resorts Ltd. (c) (h)					2,345,200

	Media - 1.3%
13,000	Directtv (h)					1,118,650
10,000	Time Warner, Inc.					830,200
						1,948,850

	Miscellaneous Manufacturing - 0.4%
23,900	Fujifilm Holdings Corp. (Japan)					689,912

	Oil & Gas - 3.5%
22,000	Anadarko Petroleum Corp. (h)					2,350,700
10,000	ConocoPhillips					825,000
125,000	Lightstream Resources Ltd. (Canada)					826,712
13,000	Occidental Petroleum Corp.					1,270,230
7,325	Par Petroleum Corp.					138,076
						5,410,718

	Oil & Gas Services - 0.9%
20,000	Hornbeck Offshore Services, Inc. (h)					874,000
5,000	Schlumberger Ltd. (Curacao)					541,950
						1,415,950

	Pharmaceuticals - 1.3%
26,000	Merck & Co., Inc. (g) (h)					1,475,240
4,082	Pharmacyclics, Inc.					491,636
						1,966,876

	Real Estate Investment Trusts - 1.2%
30,300	Hospitality Properties Trust					865,671
59,250	NorthStar Realty Finance Corp. (h)					953,925
						1,819,596

	Retail - 3.7%
24,618	Limited Brands, Inc. (h)					1,427,105
16,193	Lululemon Athletica, Inc.(h)					622,945
30,600	Macy's, Inc. (h)					1,768,374
30,600	Target Corp. (h)					1,823,454
						5,641,878

	Semiconductors - 1.3%
15,000	Texas Instruments, Inc. (g) (h)					693,750
30,000	Xilinx, Inc. (h)					1,233,900
						1,927,650

	Telecommunications - 3.0%
30,900	T-Mobile US, Inc. (h)					1,017,846
30,900	Verizon Communications, Inc.					1,557,978
60,800	Vodafone Group PLC, ADR (United Kingdom) (g) (h)					2,019,776
						4,595,600

	Total Common Stocks - 35.2%
	(Cost $55,437,150)					53,796,578

	Exchange Traded Funds - 2.1%
40,000	ProShares UltraShort QQQ (h)					1,941,600
25,000	ProShares UltraShort Russell2000 (h)					1,211,250
	(Cost $3,274,118)					3,152,850

	Right - 0.0%***
	Oil & Gas - 0.0%
7,325	Par Petroleum Corp.					4,484
	(Cost $0)

	Warrants - 0.1%
200,000	Vringo, Inc., expiring 06/21/2015(d)					180,000
	(Cost $237,720)

	Total Long-Term Investments - 129.3%
	(Cost $197,325,389)					197,619,800

Contracts (100 shares per contract)	Options Purchased(d)		Expiration Date	Exercise Price		Value
	Call Options Purchased - 0.6%
3,625	iShares Russell 2000 ETF (g)		August 2014	$111.00		960,625
	(Cost $500,149)

	Short-Term Investments - 3.3%
	Money Market - 3.3%
4,967,451	Bny Cash Reserve					4,967,451
	(Cost $4,967,451)

	Total Investments - 133.2%
	(Cost $202,792,989)					203,547,876
	Liabilities in excess of Other Assets - (0.2%)					(283,730)
	Total Value of Options Written - (0.3%) (Premiums received $385,046)					(460,790)
	Borrowings - (32.7% of Net Assets or 24.6% of Total Investments)					(50,000,000)
	Net Assets - 100.0%					$ 152,803,356

ADR - American Depositary Receipt
Eur - Euro
GmbH - Limited Liability
HKD - Hong Kong Dollar
JPY - Japanese Yen
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
OYJ - Public Traded Company
PLC - Public Limited Company
SA - Corporation
SAB de CV - Publicly Traded Company
SpA - Limited Share Company

~ The principal amount is denominated in U.S. Dollars unless otherwise noted.
*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call provision. There may be other call provisions at varying prices at later dates.
*** Amount is less than 0.1%.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2014 these securities amounted to $41,353,927, which represents 27.1% of net assets.

(b) Zero coupon bond.
(c) Floating or variable rate coupon. The rate shown is as of July 31, 2014.
(d) Non-income producing security.
(e) Security is a payment-in-kind bond.
(f) Security is perpetual and, thus does not have a predetermined maturity date.
(g) All or a portion of this security represents cover for outstanding written options.
(h)
All or a portion of this security has been physically segregated in connection with the line of credit, written options or forward exchange currency contracts. As of July 31, 2014, the total amount segregated was $106,245,469.

See previously submitted notes to financial statements for the period ended April 30, 2014.

Country Breakdown	% of Long-Term Investments
United States	74.5%
Japan	6.4%
Cayman Islands	3.9%
Italy	1.7%
Finland	1.7%
Spain	1.7%
Mexico	1.3%
Canada	1.1%
Netherlands	1.1%
Luxembourg	1.1%
Hungary	1.1%
United Kingdom	1.0%
France	1.0%
Cyprus	0.9%
British Virgin Islands	0.5%
Austria	0.5%
Curacao	0.3%
Panama	0.2%
Subject to change daily.

Contracts (100 shares per contract)	Options Written (a)	Expiration Month	Exercise Price	Value
	Call Options Written
(100)	Lockheed Martin Corp.	September 2014	$ 175.00	(10,000)
(260)	Merck & Co., Inc.	August 2014	60.00	(1,300)
(150)	Texas Instruments, Inc.	January 2015	50.00	(15,300)
(608)	Vodafone Group PLC	October 2014	35.00	(33,440)
	(Cost $105,451)			(60,040)

	Put Options Written
(875)	iShares Russell 2000 ETF	August 2014	107.00	$(112,000)
(2,750)	iShares Russell 2000 ETF	August 2014	106.00	(288,750)
	(Cost $279,595)			(400,750)

	Total Value of Options Written			(460,790)
	(Premiums received $385,046)

(a) Non-income producing security.

At July 31, 2014, the following forward exchange currency contracts were outstanding:

Forward Exchange Currency Contracts
Contracts to Sell		Counterparty	Settlement Date	Settlement Value	Value at 7/31/2014	Net Unrealized Appreciation (Depreciation)
CHF	1,331,000
for USD	1,480,015	The Bank of New York Mellon	9/19/2014	$ 1,480,015	$ 1,464,278	15,737
EUR	18,996,000
for USD	25,716,347	The Bank of New York Mellon	9/19/2014	25,716,347	25,421,041	295,306
GBP	254,000
for USD	430,393	The Bank of New York Mellon	9/19/2014	430,392	428,645	1,747
JPY	1,257,000,000
for USD	12,312,291	The Bank of New York Mellon	9/19/2014	12,312,291	12,227,432	84,859
						$ 397,649

Contracts to Buy		Counterparty	Settlement Date	Settlement Value	Value at 1/31/2014	Net Unrealized Appreciation (Depreciation)
CHF	1,331,000
for USD	1,496,560	The Bank of New York Mellon	9/19/2014	$ 1,496,560	$ 1,464,279	$ (32,281)
EUR	4,217,000
for USD	5,743,995	The Bank of New York Mellon	9/19/2014	$ 5,743,995	$ 5,643,321	$ (100,674)
GBP	254,000
for USD	430,165	The Bank of New York Mellon	9/19/2014	430,165	428,645	(1,520)
						$ (134,475)

		Total unrealized appreciation on forward exchange currency contracts				$ 263,174

At July 31, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes, excluding written options, forward exchange currency contracts and foreign currency translations are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net Tax Unrealized Appreciation on Derivatives and Foreign Currency
$ 198,577,279	$ 7,592,063	$ (7,568,916)	$ 23,147	$ 188,409

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange or other over-the-counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange-traded funds and listed closed-end funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. Swaps are valued daily by independent pricing services or dealers using the mid price. Forward exchange currency contracts are valued daily at current exchange rates. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The Fund values money market funds at net asset value.

The Board of Trustees of the Fund (“Board”) has adopted Valuation Procedures (the “Procedures”) to establish the method by which the portfolio securities of the Fund will be valued in accordance with the Investment Company Act of 1940 and the rules and regulations thereunder. The Board has delegated the day-to-day responsibility for the valuation of the Fund’s portfolio securities to Advent Capital Management, LLC, in its capacity as the investment adviser or investment manager to the Fund (the “Adviser”). The Adviser is required to make valuation determinations in accordance with the Procedures acting through its valuation committee (the “Committee”). Among other things, the Committee will determine in good faith the fair value of Fund portfolio securities for which market quotations are not readily available in accordance with the Procedures. The Procedures state that the current fair value of a portfolio security is the amount which the Fund might reasonably expect to receive upon the current sale of the security when both the buyer and the seller have no compulsion to buy or sell and both parties have reasonable knowledge of the relevant facts. Information about the Committee’s fair value determinations is presented to the Board on a quarterly basis.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

The Fund did not hold any Level 3 securities during the period ended July 31, 2014.

Transfers between levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of July 31, 2014:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
(value in $000s)
Assets:
Convertible Bonds	$-	$99,467	$-	$99,467
Corporate Bonds	-	23,653	-	23,653
Convertible Preferred Stocks	17,365	-	-	17,365
Common Stocks	53,797	-	-	53,797
Rights	-	4	-	4
Call Options Purchased	961	-	-	961
Put Options Purchased	-	-	-	-
Exchange Traded Funds	3,153	-	-	3,153
Money Market Fund	4,967	-	-	4,967
Forward Exchange Currency Contracts	-	398	-	398
Warrants	-	180	-	180
Total	$80,243	$123,702	$-	$203,945

Liabilities:
Options Written	$461	$-	$-	$461
Forward Exchange Currency Contracts	-	134	-	134
Total	$461	$134	$-	$595
	If not referenced in the table, please refer to the Portfolio of Investments for a breakdown of investment type by industry category.

There were no transfers between levels during the nine months ended July 31, 2014.

Item 2.          Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.         Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund

By:	/s/ Tracy V. Maitland Tracy V. Maitland President and Chief Executive Officer

Date:	September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland Tracy V. Maitland President and Chief Executive Officer

Date:	September 29, 2014

By:	/s/ Robert White Robert White Treasurer and Chief Financial Officer

Date:	September 29, 2014